Prospectus dated    , 1997
                      SUBJECT TO COMPLETION APRIL 10, 1997

THE EXPEDITION MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Funds) (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Institutional
Shares dated       ,with the Securities and Exchange Commission ("SEC"). The
information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
[              .] To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
SHARES                              2
-------------------------------------
GENERAL INFORMATION                 3
-------------------------------------
INVESTMENT INFORMATION              3
-------------------------------------

 Investment Objective               3
 Investment Policies                3
 Investment Limitations             7
FUND INFORMATION                    7
-------------------------------------

 Management of the Fund             7
 Distribution of Institutional
 Shares                             8
 Administration of the Fund         8
NET ASSET VALUE                     9
-------------------------------------
INVESTING IN INSTITUTIONAL SHARES   9
-------------------------------------

 Share Purchases                    9
 What Shares Cost                  10
 Shareholder Accounts              10
 Dividends                         10
 Capital Gains                     10
EXCHANGE PRIVILEGE                 10
-------------------------------------

REDEEMING INSTITUTIONAL SHARES     12
-------------------------------------

SHAREHOLDER INFORMATION            13
-------------------------------------

 Voting Rights                     13
EFFECT OF BANKING LAWS             14
-------------------------------------
TAX INFORMATION                    14
-------------------------------------

 Federal Income Tax                14
 State and Local Taxes             14
PERFORMANCE INFORMATION            15
-------------------------------------
OTHER CLASSES OF SHARES            15
-------------------------------------
ADDRESSES                          16
-------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)..................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                          ANNUAL OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.20%
12b-1 Fee................................................................ None
Total Other Expenses (2)(3).............................................. 0.23%
    Total Institutional Operating Expenses (2)(3)........................ 0.43%

[(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .43%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund would be .28%.

(3) Absent the voluntary waivers and reimbursements described above, "Total Institutional Shares Operating Expenses" for the Fund would be .68%.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INSTITUTIONAL SHARES."

EXAMPLE                                          1 year 3 years 5 years 10 years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period. The Fund charges no redemption fee.....   $ 4     $14     $24     $54

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES*
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request
and without charge by calling [         .]

                                        YEAR ENDED OCTOBER 31,
                         ----------------------------------------------------
                           1996     1995     1994     1993     1992   1991(A)
-----------------------    ----     ----     ----     ----     ----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.05     0.03     0.03     0.04    0.03
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.04)   (0.05)   (0.03)   (0.03)   (0.04)  (0.03)
                          ------   ------   ------   ------   ------  ------
-----------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00
                          ------   ------   ------   ------   ------  ------
-----------------------
TOTAL RETURN (B)            4.79%    5.35%    3.13%    2.69%    3.95%   2.90%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.86%    0.71%    0.91%    0.86%    0.78%   0.61%**
-----------------------
 Net investment income      4.70%    5.22%    3.11%    2.66%    3.65%   5.51%**
-----------------------
 Expense
  waiver/reimbursement
  (c)                       0.10%    0.20%    0.22%    0.20%    0.19%   0.05%**
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)    $36,054  $54,914  $39,722  $39,780  $36,432  $7,238
-----------------------

  * Formerly The Starburst Money Market Investment Shares.
 ** Computed on an annualized basis.
(a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares (formerly known as Investment Shares) of the Expedition Money Market Fund.

Institutional Shares of the Fund are primarily designed customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;

  . commercial paper (including Canadian Commercial Paper ("CCP") and
    Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;
  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as [the World Bank];
  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.
Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.

FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990, and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INSTITUTIONAL SHARES

SEI Financial Services Company (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.


CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through other affiliates or divisions of affiliates of Bancshares providing fiduciary, trust, private banking, agency and similar services. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

Compass Bank and other affiliates of Bancshares and divisions of any affiliate of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass."

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Money Market Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before 1:00 p.m. (Central time) on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [1:00 p.m.] (Central time). Federal funds should be wired as follows: Compass Bank; ABA
Number 06001186; Credit: [         Deposit Account--A/C Number      ]; Further
credit to: The Expedition Money Market Fund--Institutional Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 3:00 p.m., Central time) on the NYSE Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

Compass maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Shares by Compass on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund or Compass, as appropriate. Share purchase orders received by the Fund before 11:00 a.m. (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Shares of the Fund for shares in The Expedition Equity Fund, The Expedition Bond Fund and any other portfolios of the Trust. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Compass of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [    .] In addition, investors may
exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass before 3:00 p.m. (Central time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Money Market Fund--Institutional
Shares,                       .

Shareholders of the Fund may have difficulty in making exchanges by telephone during times of drastic economic or market changes. If shareholders cannot contact their Compass representative by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: The Expedition Money Market Fund--Institutional Shares,
                   .

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Compass, and deposited to the shareholder's account before being exchanged.

REDEEMING INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Compass.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning
Compass. Shareholders may call toll-free           . Redemption requests
through Compass must be received before 10:00 a.m. (Central time). It is the responsibility of Compass to transmit orders to the Fund by 11:00 a.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Compass.

For calls received by Compass before 1:00 p.m. (Central time) proceeds will normally be wired the same day to Compass. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Under limited circumstances, arrangements may be made with Compass for same day receipt of redemption proceeds, if such redemption requests are received prior to 1:00 p.m. (Central time). Investors interested in establishing such arrangements are requested to call Compass.

A daily dividend will be paid on Shares redeemed if the redemption request is
received by Compass after [    ] (Central time). However, the proceeds are
normally not wired until the following business day. Redemption requests
received before [    ] (Central time) will normally be paid the same day but
will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: The Expedition Money Market
Fund--Institutional Shares,                          .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;
  . a savings bank or savings association whose deposits are insured by SAIF which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of (a) more than 50% of the outstanding shares of a Fund, or
(b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return for Shares.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Service Shares. Investment Service Shares are sold at net asset value. Investments in Investment Service Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Service Shares,
investors may call         .

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Money Market Fund                                                         Oaks, Pennsylvania 19456
                                              Institutional Shares
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              SEI Financial Services Company             Oaks, Pennsylvania 19456
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 20th Street
                                                                                         Birmingham, Alabama [35233]
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
----------------------------------------------------------------------------------------------------------------------------

Prospectus dated    , 1997

                      SUBJECT TO COMPLETION APRIL 10, 1997

THE EXPEDITION EQUITY FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in a diversified portfolio known as The Expedition Equity Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Funds) (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide growth of capital, with a secondary objective of income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio limited primarily to common stocks issued by mid- and large- capitalization companies.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated      ,
1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received
your prospectus electronically, free of charge by calling [             ]. To
obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------
GENERAL INFORMATION                 2
-------------------------------------
INVESTMENT INFORMATION              2
-------------------------------------

 Investment Objective               2
 Investment Policies                2
 Investment Limitations             4
FUND INFORMATION                    5
-------------------------------------

 Management of the Fund             5
 Distribution of Fund Shares        6
 Administration of the Fund         6
NET ASSET VALUE                     6
-------------------------------------
INVESTING IN INSTITUTIONAL SHARES   6
-------------------------------------

 Share Purchases                    6
 What Shares Cost                   7
 Shareholder Accounts               7
 Dividends                          7
 Capital Gains                      7
EXCHANGE PRIVILEGE                  8
-------------------------------------
REDEEMING SHARES                    9
-------------------------------------
SHAREHOLDER INFORMATION            10
-------------------------------------

 Voting Rights                     10
EFFECT OF BANKING LAWS             10
-------------------------------------
TAX INFORMATION                    11
-------------------------------------

 Federal Income Tax                11
PERFORMANCE INFORMATION            11
-------------------------------------
OTHER CLASSES OF SHARES            12
-------------------------------------
ADDRESSES                          13
-------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (1)........................................................ .75%
Total Other Expenses (2).................................................. .35%
    Total Fund Operating Expenses (1)..................................... 1.10%

(1) The Adviser has agreed, on a voluntary basis, to waive its adviser fee for the Starburst Equity Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.25%. The Adviser reserves the right in its sole discretion, to terminate these waivers at any time.

(2) "Total Other Expenses" is based on estimated amounts for the current fiscal year. The Fund, either directly or through its transfer agent, may enter into arrangements with recordkeepers and others who provide services to shareholders, and may compensate such entities for their services. Any such arrangements, if entered into, may increase the Fund's "Total Other Expenses".

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SHARES OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND."

EXAMPLE                                                          1 Year 3 Years
-------                                                          ------ -------
You would pay the following expenses on a $1,000 investment
assuming
(1) 5% annual return; (2) payment of the maximum sales charge;
and (3) redemption at the end of each time period...............  $11     $35

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Expedition Equity Fund.

Institutional Shares of the Fund are primarily designed customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in common stocks issued by mid- and large-capitalization companies.

Fund shares are currently sold at net asset value and redeemed at net asset value.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide growth of capital, with a secondary objective of income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in common stocks issued by mid- and large- capitalization companies. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").

TEMPORARY INVESTMENTS. The Fund may invest some or all of its assets in cash, shares of money market mutual funds and repurchase agreements for liquidity reasons or for defensive purposes during times of unusual market conditions.

EQUITY SECURITIES. Equity securities consist primarily of common stocks and instruments exchangeable or convertible into common stocks, as well as warrants and other instruments the value of which is derived from common stocks. Common stock represents units of ownership in a corporation or other company. Investments in equity securities are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED SECURITIES. The Fund may invest in restricted securities. Restricted securities are securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities filed for bankruptcy or became insolvent, disposition of the securities may be delayed.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Fund will segregate liquid obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund can purchase or write options that are either traded over-the-counter or on an exchange. The Fund will purchase and write over-the-counter options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest times a "notional principal amount," in return for payments equal to fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular instruments at a certain time in the future for a specified price. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be ear-marked to collateralize the position.

  SPECIAL RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES. When the Fund uses futures and options on futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's adviser could be incorrect in its expectations about the direction or extent of market factors. Although the adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN SECURITIES RISK. Investments in securities issued by foreign companies present special risks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive a portion of its fee and reimburse certain expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  The Fund is managed by members of the Starburst Portfolio Management Team.

DISTRIBUTION OF FUND SHARES

SEI Financial Services Company (the "Distributor") is the principal distributor for shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through other affiliates of Bancshares or divisions of affiliates of Bancshares providing fiduciary, trust, private banking, agency and similar services. Investors may purchase Institutional Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Institutional Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

Compass Bank and other affiliates of Bancshares and divisions of any affiliate of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass."

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Equity Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before [3:00 p.m. (Central time)] on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [3:00 p.m. (Central time)]. Federal funds should be wired as follows: Compass Bank; ABA
Number [06001186]; Credit:                   Deposit Account--A/C Number     ;
Further credit to: The Expedition Equity Fund--Institutional Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund on sales of Institutional Shares.

The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) [on the NYSE] Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

Compass maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Institutional Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Institutional Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Institutional Shares held by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Fund or Compass as appropriate.

CAPITAL GAINS

Net capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange shares of the Fund for shares in The Expedition Bond Fund, The Expedition Money Market Fund, and any other portfolio of the Trust. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

Upon receipt by Compass of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [   ]. In addition, investors may
exchange shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Equity Fund--Institutional Shares,
      . In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

Send mail requests to: Compass                      .

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Compass and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Compass receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning Boston Financial. For calls received by Boston Financial before 3:00 p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at a Compass banking affiliate or a check will be mailed to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be mailed after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through Compass. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Compass should mail written
requests to: The Expedition Equity Fund--Institutional Shares,         .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
   Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

  . any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of (a) more than 50% of the outstanding shares of a Fund, or
(b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily to retail customers of Compass Bank. Investments in Investment Shares are subject to a minimum initial investment of $1,000.

Investment Shares are distributed pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares of the Fund than from another class of shares.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Shares, investors
may call [      ].

ADDRESSES
--------------------------------------------------------------------------------

The Starburst Equity Fund
                                                                                         Oaks, Pennsylvania 19456
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              SEI Financial Services Company             Oaks, Pennsylvania 19456
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 20th Street
                                                                                         Birmingham, Alabama [35233]
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                                              Boston Financial Data Services, Inc.
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
----------------------------------------------------------------------------------------------------------------------------

Prospectus dated       , 1997
                      SUBJECT TO COMPLETION APRIL 10, 1997

THE EXPEDITION BOND FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INSTITUTIONAL SHARES

PROSPECTUS

The shares offered by this prospectus represent interests in a diversified portfolio known as The Expedition Bond Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Government Income Fund) (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide current income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio consisting primarily of bonds, as well as other fixed income securities.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated       ,
1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received
your prospectus electronically, free of charge by calling           . To obtain
other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR
THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------
FINANCIAL HIGHLIGHTS--INSTITUTIONAL
SHARES                              2
-------------------------------------
GENERAL INFORMATION                 3
-------------------------------------
INVESTMENT INFORMATION              3
-------------------------------------

 Investment Objective               3
 Investment Policies                3
 Investment Limitations             9
FUND INFORMATION                   10
-------------------------------------

 Management of the Fund            10
 Distribution of Fund Shares       11
 Administration of the Fund        11
NET ASSET VALUE                    11
-------------------------------------
INVESTING IN INSTITUTIONAL SHARES  11
-------------------------------------

 Share Purchases                   11
 What Shares Cost                  12
 Shareholder Accounts              12
 Dividends                         12
 Capital Gains                     12
EXCHANGE PRIVILEGE                 13
-------------------------------------
REDEEMING SHARES                   14
-------------------------------------
SHAREHOLDER INFORMATION            15
-------------------------------------

 Voting Rights                     15
EFFECT OF BANKING LAWS             15
-------------------------------------
TAX INFORMATION                    16
-------------------------------------

 Federal Income Tax                16
PERFORMANCE INFORMATION            16
-------------------------------------
OTHER CLASSES OF SHARES            17
-------------------------------------
ADDRESSES                          18
-------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)............................ None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (1)....................................................... 0.75%
12b-1 Fee (after waiver)................................................. 0.00%
Total Other Expenses..................................................... 0.33%
    Total Fund Operating Expenses (1).................................... 1.08%

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fee for the Starburst Bond Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.10%. The Adviser reserves the right, in its sole discretion, to terminate these waivers at any time.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND."

EXAMPLE                                          1 Year 3 Years 5 Years 10 Years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of
each time period...............................   $11     $34     $60     $133

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION BOND FUND*
FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request
and without charge by calling [              .]

                                         YEAR ENDED OCTOBER 31,
                                 --------------------------------------------
                                  1996     1995     1994      1993    1992(A)
--------------------------------  ----     ----     ----      ----    -------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $ 9.92   $ 9.54   $10.40    $10.25   $10.00
--------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
--------------------------------
 Net investment income             0.58     0.63     0.54      0.63     0.36
--------------------------------
 Net realized and unrealized
  gain (loss) on investments      (0.15)    0.38    (0.86)     0.21     0.25
                                 ------   ------   ------    ------   ------
--------------------------------
 Total from investment
  operations                       0.43     1.01    (0.32)     0.84     0.61
                                 ------   ------   ------    ------   ------
--------------------------------
LESS DISTRIBUTIONS
--------------------------------
 Distributions from net
 investment income                (0.58)   (0.63)   (0.54)    (0.63)   (0.36)
                                 ------   ------   ------    ------   ------
--------------------------------
 Distributions from net realized
 gain on investments               --       --       --       (0.06)    --
                                 -------  -------  -------   ------   -------
--------------------------------
 Total distributions              (0.58)   (0.63)   (0.54)    (0.69)   (0.36)
                                 ------   ------   ------    ------   ------
--------------------------------
NET ASSET VALUE, END OF PERIOD   $ 9.77   $ 9.92   $ 9.54    $10.40   $10.25
                                 ------   ------   ------    ------   ------
--------------------------------
TOTAL RETURN (B)                   4.44%   10.94%   (3.12%)    8.42%    6.24%
--------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------
 Expenses                          1.08%    1.04%    1.20%     1.11%    0.79%**
--------------------------------
 Net investment income             5.90%    6.51%    5.44%     6.11%    6.79%**
--------------------------------
 Expense waiver/reimbursement
  (c)                              0.50%    0.47%    0.30%     0.29%    0.60%**
--------------------------------
SUPPLEMENTAL DATA
--------------------------------
 Net assets, end of period (000
  omitted)                       $44,522  $63,521  $58,827   $97,246  $65,984
--------------------------------
 Portfolio turnover                   77%      79%      91%       69%      88%
--------------------------------

  * Formerly The Starburst Government Income Fund.
**  Computed on an annualized basis.
(a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to October 31, 1992.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Shares and Institutional Shares. This prospectus relates only to Institutional Shares of The Expedition Bond Fund.

Institutional Shares of the Fund are primarily designed for customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in bonds and other fixed income securities.

Fund shares are currently sold at net asset value and redeemed at net asset value.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in bonds. The Fund may invest any remaining assets in a variety of fixed income securities, as further described below.

BONDS. The Fund may acquire bonds, which may include debentures and notes, issued by U.S. and foreign companies as well as by U.S. and foreign governments and supranational entities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. government securities. U.S. government securities in which the Fund invests include:

  .direct obligations of the U.S. Treasury, including STRIPs and zero coupon securities; and
  . obligations of U.S. government agencies or instrumentalities, which may include but are not limited to Federal Home Loan Banks, Government National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

Obligations of U.S. government agencies or instrumentalities are backed in a variety of ways by the U.S. government, or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of the Federal Home Loan Mortgage Corporation are backed by the credit of the agency issuing the obligations.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities which are issued by private entities. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government. The underlying mortgage pools may consist of both fixed and adjustable rate mortgages. Other mortgage-related securities that may be purchased by the Fund include collateralized mortgage obligations ("CMOs") and REMICs (discussed below).

ASSET-BACKED SECURITIES (NON-MORTGAGE). Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purposes of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. Zero coupon obligations may include interest only and principal only components of fixed income securities, as well as interests in trusts that issue interests in fixed income securities, such as "CATs" and "TIGRs."

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

CMOS/REMICS. These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturity or final distribution dates, resulting in a loss of all or part of any premium paid. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DOLLAR ROLLS. Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

GUARANTEED INVESTMENT CONTRACTS ("GICS"). GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies.

BANK INVESTMENT CONTRACTS ("BICS"). BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution.

SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.


INVESTMENT RISKS. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Prices of securities eligible for purchase by the Fund are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.

Mortgage-related securities may have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-related securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-related securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial statements and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

TEMPORARY INVESTMENTS. The Fund may invest in cash and short-term obligations during times of unusual market conditions for defensive purposes. Short-term obligations include:

  .obligations of the U.S. government or its agencies or instrumentalities;
  and
  .high quality commercial paper;
  .short-term obligations issued by domestic banks and U.S. branches of foreign banks; and
  .repurchase agreements.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased, are earmarked or otherwise segregated until the transaction is settled.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments.

RESTRICTED SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities on a short-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund only will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund can purchase or write options that are either traded over-the-counter or on an exchange. The Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund also may write put and call options and purchase put and call options on financial futures contracts. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be earmarked or otherwise segregated to collateralize the position.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing non-hedging futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

  SPECIAL RISKS ASSOCIATED WITH FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES. When the Fund uses financial futures and options on financial futures there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, as the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

  The Fund is managed by members of the Starburst Portfolio Management Team.

DISTRIBUTION OF FUND SHARES

SEI Financial Services Company (the "Distributor") is the principal distributor for shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. [SEI Fund Resources (the "Administrator")], provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through other affiliates of Bancshares or divisions of affiliates of Bancshares providing fiduciary trust, private banking, agency and similar services. Investors may purchase Institutional Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Institutional Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

Compass Bank and other affiliates of Bancshares and divisions of any affiliates of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass."

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Bond Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before [3:00 p.m. (Central time)] on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [3:00 p.m. (Central time)]. Federal funds should be wired as follows: Compass Bank; ABA
Number [06001186]; Credit:                   Deposit Account--A/C Number     ;
Further credit to: The Expedition Bond Fund--Institutional Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund on sales of Institutional Shares.

The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) on the NYSE, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

Compass maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Institutional Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Institutional Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Institutional Shares held by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Fund or Compass as appropriate.

CAPITAL GAINS

Net capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange shares of the Fund for shares in The Expedition Equity Fund, The Expedition Money Market Fund, and any other portfolio of the Trust. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

Upon receipt by Compass of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [            ]. In addition, investors
may exchange shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Bond Fund--Institutional Shares,
               . In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

Send mail requests to: Compass                .

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Compass and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Compass receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning
Compass at            . For calls received by Compass before 3:00 p.m.
(Central time), proceeds will normally be deposited into the shareholder's account, if any, at a Compass banking affiliate or a check will be mailed to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be mailed after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through Compass. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Compass should mail written
requests to: The Expedition Bond Fund--Institutional Shares,         .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;

  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of (a) more than 50% of the outstanding shares of a Fund, or
(b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily to retail customers of Compass Bank. Investments in Investment Shares are subject to a minimum initial investment of $1,000.

Investment Shares are distributed pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares of the Fund than from another class of shares.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Shares, investors
may call       .

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Bond Fund                                                                 [               ]
                                                                                         Oaks, Pennsylvania 19456
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              SEI Financial Services Compass             [               ]
                                                                                         Oaks, Pennsylvania 19456
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 20th Street
                                                                                         Birmingham, Alabama [35233]
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                                              [               ]                          [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
----------------------------------------------------------------------------------------------------------------------------

Prospectus dated    , 1997
                      SUBJECT TO COMPLETION APRIL 10, 1997

THE EXPEDITION MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INVESTMENT SERVICE SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Funds) (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Institutional
Shares dated       ,with the Securities and Exchange Commission ("SEC"). The
information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
[              .] To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------
FINANCIAL HIGHLIGHTS--INVESTMENT
 SERVICE SHARES                     2
-------------------------------------
GENERAL INFORMATION                 3
-------------------------------------
INVESTMENT INFORMATION              3
-------------------------------------

 Investment Objective               3
 Investment Policies                3
 Investment Limitations             7
FUND INFORMATION                    7
-------------------------------------

 Management of the Fund             7
 Distribution of Investment Service
 Shares                             8
 Administration of the Fund         9
NET ASSET VALUE                     9
-------------------------------------
INVESTING IN INVESTMENT SERVICE
SHARES                              9
-------------------------------------

 Share Purchases                    9
 What Shares Cost                  10
 Shareholder Accounts              10
 Dividends                         10
 Capital Gains                     11
 Retirement Plans                  11
EXCHANGE PRIVILEGE                 11
-------------------------------------

REDEEMING INVESTMENT SERVICE
SHARES                             12
-------------------------------------

SHAREHOLDER INFORMATION            14
-------------------------------------

 Voting Rights                     14
EFFECT OF BANKING LAWs             15
-------------------------------------
TAX INFORMATION                    15
-------------------------------------

 Federal Income Tax                15
 State and Local Taxes             15
PERFORMANCE INFORMATION            15
-------------------------------------
OTHER CLASSES OF SHARES            16
-------------------------------------
ADDRESSES                          17
-------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                           INVESTMENT SERVICE SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)..................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.20%
Shareholder Servicing Fee ............................................... 0.25%
Total Other Expenses (2)(3).............................................. 0.23%
    Total Investment Service Operating Expenses (2)(3)................... 0.68%

[(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .68%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund would be .28%.

(3) Absent the voluntary waivers and reimbursements described above, "Total Institutional Service Shares Operating Expenses" for the Fund would be .93%.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INVESTMENT SERVICE SHARES."

EXAMPLE                                          1 year 3 years 5 years 10 years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period. The Fund charges no redemption fee.....   $ 7     $22     $38     $85

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SERVICE SHARES*
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request
and without charge by calling [         .]

                                             YEAR ENDED OCTOBER 31,
                         --------------------------------------------------------------
                           1996     1995     1994     1993     1992     1991   1990(A)
-----------------------    ----     ----     ----     ----     ----     ----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.05     0.03     0.03     0.04     0.06     0.06
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.04)   (0.05)   (0.03)   (0.03)   (0.04)   (0.06)   (0.06)
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            4.95%    5.51%    3.29%    2.84%    4.07%    6.44%    5.89%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.71%    0.56%    0.75%    0.70%    0.64%    0.62%    0.58%(c)
-----------------------
 Net investment income      4.85%    5.38%    3.26%    2.83%    4.01%    6.13%    7.80%(c)
-----------------------
 Expense
  waiver/reimbursement
  (d)                       0.00%    0.10%    0.04%    0.00%    0.01%    0.05%    0.10%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)   $136,666 $141,434 $158,367 $131,508 $187,394 $212,997 $117,716
-----------------------

   * Formerly The Starburst Money Market Fund Trust Shares.
(a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Institutional Shares and Investment Service Shares. This prospectus relates only to Investment Service Shares (formerly known as Trust Shares) of the Expedition Money Market Fund.

Investment Service Shares of the Fund are primarily designed for customers of Compass Bank and its affiliates, and correspondents of Compass Bank and its affiliates, including customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services, and customers of divisions and affiliates of Compass Bank and other affiliates of Compass Bancshares providing brokerage and investment services, who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;

  . commercial paper (including Canadian Commercial Paper ("CCP") and
    Europaper);

  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;
  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as [the World Bank];
  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.
Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.

FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990, and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SERVICE SHARES

SEI Financial Services Company (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies.

SHAREHOLDER SERVICE PLAN. Pursuant to the provisions of a shareholder service plan (the "Plan"), the Fund will pay to the Distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Fund's Investment Service Shares.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide shareholder and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients with changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests. The schedules of fees and the basis upon which fees will be paid will be determined, from time to time, by the Distributor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.


CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INVESTMENT SERVICE SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Investment Service Shares are available through the Asset Management Group of Compass Bank, or through other affiliates or divisions of affiliates of Bancshares providing fiduciary, trust, private banking, agency and similar services. Investment Service Shares also may be purchased through divisions and affiliates of Compass Bank and other affiliates of Bancshares providing brokerage and investment services, including Compass Brokerage, Inc. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

Compass Bank and other affiliates of Bancshares and divisions of any affiliate of Bancshares through which Investment Service Shares are available sometimes are referred to below as "Compass."

To purchase Shares, fiduciary, trust, private banking and agency customers, ("Bank Customers") may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Other customers ("Non-Bank Customers") may contact Boston Financial Data Services, Inc. ("Boston Financial") by telephoning
       . Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Money Market Fund--Investment Service Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass for Bank Customers or Boston Financial for Non-Bank Customers. Payment by wire must be received at Compass for Bank Customers or Boston Financial for Non-Bank Customers before 1:00 p.m. (Central time) on the same day as the order to earn dividends for that day. Prior to purchasing by wire, Bank Customers should call their Compass representative and Non-Bank Customers should call Boston Financial prior to 1:00 p.m. (Central time). Federal funds should be wired as
follows: Compass Bank; ABA Number 06001186; Credit: [         Deposit
Account--A/C Number      ]; Further credit to: The Expedition Money Market
Fund--Investment Service Shares; Re: (Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for Bank Customers or Boston Financial for Non-Bank Customers for same day receipt of purchase orders, to earn dividends that day. Bank Customers interested in establishing such arrangements are requested to call their Compass representative and Non-Bank Customers should call Boston Financial, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 3:00 p.m., Central time) on the NYSE Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

Compass and Boston Financial maintain, respectively, a Share account for each Bank Customer and Non-Bank Customer shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Shares by Compass on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund or Compass for Bank Customers or Boston Financial for Non-Bank Customers, as appropriate. Share purchase orders received by the Fund before 12:00 noon (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Shares of the Fund for shares in The Expedition Equity Fund, The Expedition Bond Fund and any other portfolios of the Trust. Shares of funds with a sales charge may be exchanged at net asset value for shares of other funds with an equal sales charge or no sales charge. Shares of funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales charge at net asset value, plus the applicable sales charge imposed by the fund shares being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares are exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

[Shareholders who exercise this privilege must exchange shares having a net asset value of at least $1,000.] Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Compass for Bank Customers or Boston Financial for Non-Bank Customers of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Compass for Bank Customers or Boston Financial for Non-Bank Customers.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [    ] for Bank Customers and       for
Non-Bank Customers. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass for Bank Customers or Boston Financial for Non-Bank Customers.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass for Bank Customers or Boston Financial for Non-Bank Customers and transmitted to before 3:00 p.m. (Central time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Money Market Fund--Investment
Service Shares,                    .

Shareholders of the Fund may have difficulty in making exchanges by telephone during times of drastic economic or market changes. If shareholders cannot contact Compass for Bank Customers or Boston Financial for Non-Bank Customers by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: The Expedition
Money Market Fund--Investment Service Shares,              .

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Compass for Bank Customers or Boston Financial for Non-Bank Customers, and deposited to the shareholder's account before being exchanged.

REDEEMING INSTITUTIONAL SERVICE SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass for Bank Customers or Boston Financial for Non-Bank Customers receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Compass for Bank Customers or Boston Financial for Non-Bank Customers.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass for Bank Customers or Boston Financial for Non-Bank Customers.
Shareholders may call toll-free           . Redemption requests through
Compass for Bank Customers or Boston Financial for Non-Bank Customers must be received before 10:00 a.m. (Central time). It is the responsibility of Compass for Bank Customers or Boston Financial for Non-Bank Customers to transmit orders to the Fund by 1:00 p.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass for Bank Customers or Boston Financial for Non-Bank Customers before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Boston Financial for Non-Bank Customers.

For calls received by Compass for Bank Customers or Boston Financial for Non-Bank Customers before 1:00 p.m. (Central time) proceeds will normally be wired the same day to Compass for Bank Customers or Boston Financial for Non-Bank Customers. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Under limited circumstances, arrangements may be made with Compass for Bank Customers or Boston Financial for Non-Bank Customers for same day receipt of redemption proceeds, if such redemption requests are received prior to 1:00 p.m. (Central time). Investors interested in establishing such arrangements are requested to call Compass for Bank Customers or Boston Financial for Non-Bank Customers.

A daily dividend will be paid on Shares redeemed if the redemption request is received by Compass for Bank Customers or Boston Financial for Non-Bank
Customers after [    ] (Central time). However, the proceeds are normally not
wired until the following business day. Redemption requests received before
[    ] (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass for Bank Customers or Boston Financial for Non-Bank Customers. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass for Bank Customers or Boston Financial for Non-Bank Customers. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Bank Customers redeeming through Compass should mail written requests to: The Expedition Money Market Fund--Investment Service Shares,
                         . Non-Bank Customers redeeming through Boston
Financial should mail written requests to: The Expedition Money Market Fund--
Investment Service Shares,               .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;
  . a savings bank or savings association whose deposits are insured by SAIF which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agents have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members
of a signature guarantee program. Redemptions of $      or greater for a Fund
must be in writing and a signature guarantee must accompany the written request. The Fund and its transfer agents reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of (a) more than 50% of the outstanding shares of a Fund, or
(b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return for Shares.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value. Investments in Institutional Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares,
investors may call         .

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Money Market Fund                                                         Oaks, Pennsylvania 19456
                                              Institutional Shares
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              SEI Financial Services Company             Oaks, Pennsylvania 19456
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 20th Street
                                                                                         Birmingham, Alabama 35233
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                                              Boston Financial Data Services, Inc.
                                              Compass Bank
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
----------------------------------------------------------------------------------------------------------------------------

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